Average Annual Total Returns - Advisor Class - PIMCO Global Core Bond Hedged Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor Since Inception	Advisor Inception Date	Bloomberg Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	8.10%	5.59%	2.34%	May 02, 2011	5.58%	4.49%	4.25%